RELATED PARTY TRANSACTIONS (Details Narrative) $ in Millions	Sep. 24, 2021 USD ($)	Sep. 24, 2021 SGD ($)	Oct. 06, 2021 USD ($)	Oct. 05, 2021 USD ($)	Sep. 24, 2021 SGD ($)
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Dividends	$ 2.1	$ 2,900,000
Dividends payable	1.9				$ 2,500,000
Triple Business Limited [Member]
Related Party Transaction [Line Items]
Dividends payable	$ 0.3				$ 406,000
Ms. Bee Yin Hong [Member]
Related Party Transaction [Line Items]
Loan amount			$ 1.8
Ms. Bee Yin Hong [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Revolving credit facility				$ 1.1
Loan amount			$ 0.7